Document and Entity Information	Oct. 14, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001479290
Document Type	8-K
Document Period End Date	Oct. 14, 2020
Entity Registrant Name	Revance Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36297
Entity Tax Identification Number	77-0551645
Entity Address, Address Line One	7555 Gateway Boulevard
Entity Address, City or Town	Newark
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94560
City Area Code	(510)
Local Phone Number	742-3400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	RVNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false